Annual Fund Operating Expenses - Wilshire Global Allocation Fund - Wilshire Global Allocation Fund, class	Apr. 30, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.84%
Expenses (as a percentage of Assets)	1.29%

[1]	The Global Allocation Fund’s shareholders indirectly bear, pro rata, the expenses of the affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) in which the Fund invests. These indirect expenses or Acquired Fund Fees and Expenses are not reflected in the Global Allocation Fund’s expense ratio as shown in the Financial Highlights table of the Prospectus.
[2]	Wilshire Advisors LLC, the Fund’s investment adviser, (“Wilshire” or the “Adviser”) receives directly from the Fund a fee of 0.55% on the average daily net assets of the Fund that are not invested in the Underlying Funds advised by Wilshire. Future reallocation of the Global Allocation Fund’s investments in underlying funds could change the Management Fee.